Acquisitions of and investment in businesses - NorCal Respiratory, Inc. - Narratives (Details) - NorCal Respiratory, Inc. - USD ($)		12 Months Ended
	Jun. 03, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 3,080,000
Cash consideration	$ 2,494,000		$ 586,000
Discount rate	3.40%
Fair value of holdback consideration	$ 586,000
Reduction of hold back part of purchase consideration treated as reduction to goodwill		$ 117,000
Professional fees in conjunction with the acquisition	$ 29,000